Leases (Schedule Of Future Minimum Rental Payments For Operating Leases) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Property, Plant and Equipment [Line Items]
2014	¥ 20,936
2015	16,707
2016	11,833
2017	9,250
2018	8,020
Thereafter	17,011
Total	¥ 83,757